Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands				3 Months Ended										12 Months Ended
		Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)		Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease	[1]			$ 8,646,000					$ 7,641,000					$ 8,646,000		$ 7,641,000
Accumulated other comprehensive income (loss)		$ (3,378,000)	$ 1,360,000	(3,378,000)	[1]				1,360,000	[1]				(3,378,000)	[1]	1,360,000	[1]		$ 3,436,000
Retained earnings		6,403,000	440,000	6,403,000	[1]				440,000	[1]				6,403,000	[1]	440,000	[1]		(2,927,000)
Net income (loss) attributable to Jackson Financial Inc.		6,186,000	3,417,000	(1,150,000)		$ 1,879,000	$ 3,263,000	$ 2,194,000	(141,000)		$ (118,000)	$ (1,078,000)	$ 4,754,000	6,186,000	[2]	3,417,000	[2]	$ (1,634,000)
Equity		$ 9,378,000	$ 8,321,000	9,378,000	[1]				8,321,000	[1]				9,378,000	[1]	8,321,000	[1]	$ 9,923,000	6,935,000	$ 7,322,000
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease																			3,000,000
Accumulated other comprehensive income (loss)									1,360,000							1,360,000			(400,000)
Retained earnings									440,000							440,000			$ (2,600,000)
Equity									8,321,000							8,321,000
Jackson Financial | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to Jackson Financial Inc.														489,000		234,000
Equity				$ 223,000					$ (2,753,000)					$ 223,000		$ (2,753,000)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input				0.025										0.025
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input				0.060										0.060

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.